Janus Henderson Mid Cap Value Portfolio Performance Management - Institutional Shares [Member] - Janus Henderson Mid Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance information
Performance Narrative [Text Block]	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.The Portfolio’s past performance does not necessarily indicate how it will perform in the future.Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Total return figures include the effect of the Portfolio’s expenses, but do not include charges or expenses attributable to any insurance product, which would lower the performance illustrated.
Performance Additional Market Index [Text]	The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Portfolio. All figures assume reinvestment of dividends and distributions.
Bar Chart [Heading]	Annual Total Returns for Institutional Shares (calendar year-end)
Bar Chart Closing [Text Block]	Best Quarter:4th Quarter 202018.29%Worst Quarter:1st Quarter 2020– 29.11%
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/25)
Performance Table Narrative	The Portfolio’s broad-based benchmark index is the Russell 3000 Index due to regulatory requirements. The Portfolio’s additional benchmark is the Russell Midcap Value Index, which has investment characteristics similar to those of the Portfolio. The indices are described below. •The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies. •The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
Performance Table Closing [Text Block]	Updated performance information is available at janushenderson.com/VITperformance or by calling 1-877-335-2687.
Performance Availability Website Address [Text]	janushenderson.com/VITperformance
Performance Availability Phone [Text]	1-877-335-2687
Institutional Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(29.11%)
Lowest Quarterly Return, Date	Mar. 31, 2020